[First Ameritas Life Insurance Corp. of New York Logo]

Donald R. Stading
Vice President, Secretary and General Counsel
--------------------------------------------------------------------------------
(402) 467-7465 (Direct)                    5900 "O" Street / Lincoln, NE / 68510
(402) 467-7956 (Fax)                    P.O. Box 82550/ Lincoln, NE / 68501-2550
                                                                  (402) 467-1122

May 3, 2001

                                              Transmitted via EDGAR on 5/03/2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention: Filing Desk

RE: First Ameritas Life Insurance Corp. of New York (Depositor) First Ameritas Variable Annuity Separate Account (Registrant) File No. 333-39246
        Rule 497(j) Certification

Dear Sir or Madam:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated May 1, 2001, for First Ameritas Variable Annuity Separate Account ("Separate Account"), File No. 333-39246, as otherwise required by Rule 497(c) under the Securities Act of 1933, First Ameritas Life Insurance Corp. of New York, on behalf of the Separate Account, hereby certifies that:

     1. The form of prospectus that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 1 to the Separate Account's registration statement for File No. 333-39246 on Form N-4 filed with the SEC April 18, 2001; and

     2. The text of Post-Effective Amendment No. 1 to the Separate Account's registration statement for File No. 333-39246 on Form N-4 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7465.

Sincerely,

/S/ Donald R. Stading

Donald R. Stading
Vice President, Secretary
and General Counsel


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